Cover	Jul. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Entity File Number	001-42607
Entity Registrant Name	COLLECTIVE ACQUISITION CORP.
Entity Central Index Key	0002041047
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12955 Biscayne Boulevard
Entity Address, Address Line Two	Suite 200 PMB 616
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33181
City Area Code	561
Local Phone Number	489-2062
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Trading Symbol	CCAQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCAQ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CCAQW
Security Exchange Name	NASDAQ